7. OTHER CURRENT AND NON-CURRENT ASSETS (Details Narrative ) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Eletrobras's Compulsory Loan [Member]
Disclosure of financial assets [line items]
Recovery of additional credits	R$ 350,000